UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado			80203
(Address of principal executive offices)			(Zip code)

Tané T. Tyler Financial Investors Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		303-623-2577

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 - June 30, 2007

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2007
(unaudited)

Conservative ETF Asset Allocation Portfolio

Income and Growth ETF Asset Allocation Portfolio

Balanced ETF Asset Allocation Portfolio

Growth ETF Asset Allocation Portfolio

Aggressive Growth ETF Asset Allocation Portfolio

table of contents

Semi-Annual Report |  June 30, 2007 (unaudited)

2 statement of investments

2	Conservative ETF Asset Allocation Portfolio

3	Income and Growth ETF Asset Allocation Portfolio

4	Balanced ETFAsset Allocation Portfolio

5	Growth ETF Asset Allocation Portfolio

6	Aggressive Growth ETF Asset Allocation Portfolio

8 statement of assets and liabilities

10 statement of operations

12 statement of changes in net assets

14 financial highlights

18 notes to financial statements

22 other information

24 fund expenses

26 trustees and officers

statement of investments

Conservative ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2007 (unaudited)

	Shares	Value

Exchange Traded Funds - 92.01%
iShares
Lehman 1-3Year Treasury Bond Fund	176	$14,108
Lehman Aggregate Bond Fund	144	14,164
Lehman TIPS Bond Fund	82	8,116
MSCI EAFE Index Fund	31	2,504
S&P 500Index Fund	50	7,525

Total Exchange Traded Funds (Cost $46,680)		46,417

	Rate*	Shares	Value

Short-Term Investments - 7.98%

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	5.29%	4,029	4,029

		Shares	Value

Total Short-Term Investments (Cost $4,029)			$4,029

Total Investments - 99.99% (Total cost $50,709)			50,446

Other Assets in Excess of Liabilities - 0.01%			4

Net Assets - 100.00%			$50,450

Asset Class Allocation as a percentage of total portfolio value

*Rate disclosed is as of June 30, 2007.

See Notes to Financial Statements

statement of investments

Income and Growth ETF Asset Allocation Portfolio

Semi-Annual Report |  June 30, 2007 (unaudited)

	Shares	Value

Exchange Traded Funds - 94.49%

iShares - 91.52%
Lehman 1-3Year Treasury Bond Fund	123	$9,860
Lehman Aggregate Bond Fund	132	12,984
Lehman TIPS Bond Fund	58	5,741
MSCI EAFE Index Fund	64	5,169
S&P 500 Index Fund	91	13,696

Total iShares		47,450

Other - 2.97%
Vanguard REIT ETF	7	497
Vanguard Small-Cap ETF	14	1,044

Total Other		1,541

Total Exchange Traded Funds (Cost $49,074)		48,991

	Rate*	Shares	Value

Short-Term Investments - 5.46%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	5.29%	2,833	$2,833

Total Short-Term Investments (Cost $2,833)			2,833

Total Investments - 99.95% (Total cost $51,907)			51,824

Other Assets in Excess of Liabilities - 0.05%			26

Net Assets - 100.00%			$51,850

Asset Class Allocation as a percentage of total portfolio value

*Rate disclosed is as of June 30, 2007.

See Notes to Financial Statements

statement of investments

Balanced ETF Asset Allocation Portfolio

Semi-Annual Report |  June 30, 2007 (unaudited)

	Shares	Value

Exchange Traded Funds - 97.78%
iShares - 85.96%
Lehman 1-3 Year Treasury Bond Fund	131	$10,501
Lehman Aggregate Bond Fund	151	14,852
Lehman TIPS Bond Fund	53	5,246
MSCI EAFE Index Fund	128	10,339
S&P 500 Index Fund	183	27,543

Total iShares		68,481

Other - 11.82%
Vanguard Emerging Markets ETF	26	2,374
Vanguard REIT ETF	32	2,270
Vanguard Small-Cap ETF	64	4,774

Total Other		9,418

Total Exchange Traded Funds (Cost $77,648)		77,899

	Rate*	Shares	Value

Short-Term Investments - 2.13%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	5.29%	1,697	$1,697

Total Short-Term Investments (Cost $1,697)			1,697

Total Investments - 99.91% (Total cost $79,345)			79,596

Other Assets in Excess of Liabilities - 0.09%			75

Net Assets - 100.00%			$79,671

Asset Class Allocation as a percentage of total portfolio value

*Rate disclosed is as of June 30, 2007.

See Notes to Financial Statements

statement of investments

Growth ETF Asset Allocation Portfolio

Semi-Annual Report |  June 30, 2007 (unaudited)

	Shares	Value

Exchange Traded Funds - 99.46%
iShares - 82.39%
Lehman 1-3 Year Treasury
Bond Fund	91	$7,294
Lehman Aggregate Bond Fund	92	9,049
Lehman TIPS Bond Fund	18	1,782
MSCI EAFE Index Fund	205	16,558
S&P 500 Index Fund	270	40,638

Total iShares		75,321

Other - 17.07%
Vanguard Emerging Markets ETF	43	3,925
Vanguard REIT ETF	48	3,406
Vanguard Small-Cap ETF	111	8,279

Total Other		15,610

Total Exchange Traded Funds (Cost $90,181)		90,931

	Rate*	Shares	Value

Short-Term Investments - 0.34%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	5.29%	312	$312

Total Short-Term Investments (Cost $312)			312

Total Investments - 99.80% (Total cost $90,493)			91,243

Other Assets in Excess of Liabilities - 0.20%			180

Net Assets - 100.00%			$91,423

Asset Class Allocation as a percentage of total portfolio value

*Rate disclosed is as of June 30, 2007.

See Notes to Financial Statements

statement of investments

Aggressive Growth ETF Asset Allocation Portfolio

Semi-Annual Report |  June 30, 2007 (unaudited)

	Shares	Value

Exchange Traded Funds - 99.74%
iShares - 79.58%
Lehman 1-3 Year Treasury Bond Fund	12	$962
Lehman Aggregate Bond Fund	41	4,033
MSCI EAFE Index Fund	139	11,227
S&P 500 Index Fund	161	24,232

Total iShares		40,454

Other - 20.16%
Vanguard Emerging Markets ETF	30	2,739
Vanguard REIT ETF	27	1,916
Vanguard Small-Cap ETF	75	5,594

Total Other		10,249

Total Exchange Traded Funds (Cost $50,012)		50,703

	Rate*	Shares	Value

Short-Term Investments - 0.15%
Morgan Stanley Institutional Liquidity Funds -Prime Portfolio	5.29%	77	$77

Total Short-Term Investments (Cost $77)			77

Total Investments - 99.89% (Total cost $50,089)			50,780

Other Assets in Excess of Liabilities - 0.11%			57

Net Assets - 100.00%			$50,837

Asset Class Allocation as a percentage of total portfolio value

*Rate disclosed is as of June 30, 2007.

See Notes to Financial Statements

Intentionally Left Blank

Semi-Annual Report June 30, 2007 (unaudited)

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio

Assets:
Investments, at value	$50,446	$51,824
Receivable for fund shares sold	—	—
Receivable due from adviser	13,584	13,583
Interest and dividends receivable	54	79
Total Assets	64,084	65,486

Liabilities:
Payable for shares redeemed	—	—
Payable for distribution fees -Class II	10	11
Payable to trustees	2,098	2,098
Accrued expenses and other liabilities	11,526	11,527
Total Liabilities	13,634	13,636
Net Assets	$50,450	$51,850

Net Assets Consist of:
Paid-in-capital	50,504	51,733
Accumulated net investment income	209	200
Net unrealized appreciation/(depreciation) on investments	(263)	(83)
Total Net Assets	$50,450	$51,850

Investments, at Cost	$50,709	$51,907

Pricing of Shares:

Class I:
Net Assets	$24,980	$25,067
Shares of beneficial interest outstanding	2,500	2,500
Net Asset Value, offering and redemption price per share	$9.99	$10.03

Class II:
Net Assets	$25,470	$26,783
Shares of beneficial interest outstanding	2,550	2,672
Net Asset Value, offering and redemption price per share	$9.99	$10.02

See Notes to Financial Statements

statements of assets and liabilities

	Balanced ETF Asset Allocation Portfolio	Growth ETF Asset Allocation Portfolio	Aggressive Growth ETF Asset Allocation Portfolio
Assets:
Investments, at value	$79,596	$91,243	$50,780
Receivable for fund shares sold	—	43	—
Receivable due from adviser	13,576	13,574	13,584
Interest and dividends receivable	141	204	109
Total Assets	93,313	105,064	64,473

Liabilities:
Payable for shares redeemed	1	—	—
Payable for distribution fees -Class II	15	16	11
Payable to trustees	2,098	2,098	2,098
Accrued expenses and other liabilities	11,528	11,527	11,527
Total Liabilities	13,642	13,641	13,636
Net Assets	$79,671	$91,423	$50,837

Net Assets Consist of:
Paid-in-capital	79,168	90,405	50,000
Accumulated net investment income	252	268	146
Net unrealized appreciation/(depreciation) on investments	251	750	691
Total Net Assets	$79,671	$91,423	$50,837

Investments, at Cost	$79,345	$90,493	$50,089

Pricing of Shares:

Class I:
Net Assets	$25,186	$25,335	$25,424
Shares of beneficial interest outstanding	2,500	2,500	2,500
Net Asset Value, offering and redemption price per share	$10.07	$10.13	$10.17

Class II:
Net Assets	$54,485	$66,088	$25,413
Shares of beneficial interest outstanding	5,411	6,524	2,500
Net Asset Value, offering and redemption price per share	$10.07	$10.13	$10.17

Semi-Annual Report | For the Period Ended June 30, 2007(1) (unaudited)

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio

Investment Income:
Interest	$82	$73
Dividends	178	178
Total Investment Income	260	251

Expenses:
Investment adviser fees	38	38
Distribution fees - Class II	10	11
Custodian fees	2,006	2,006
Legal and audit fees	6,053	6,053
Trustees’ fees and expenses	2,098	2,098
Registration fees	140	140
Report to shareholder fees	1,672	1,671
NASD Advertising fees	401	401
Insurance expense	719	719
Other	536	535
Total expenses before waiver	13,673	13,672
Less fees waived/reimbursed by investment adviser	(13,622)	(13,621)
Total net expenses	51	51
Net Investment Income	$209	$200

Realized and Unrealized Gain/(Loss) on Investments:
Net change in unrealized appreciation/(depreciation) on investments	(263)	(83)
Net Realized and Unrealized Gain/(Loss) on Investments	(263)	(83)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(54)	$117

(1) Period from April 30, 2007 (inception date) through June 30, 2007.

See Notes to Financial Statements

statements of operations

	Balanced ETF Asset Allocation Portfolio	Growth ETF Asset Allocation Portfolio	Aggressive Growth ETF Asset Allocation Portfolio

Investment Income:
Interest	$71	$71	$46
Dividends	245	262	151
Total Investment Income	316	333	197

Expenses:
Investment adviser fees	46	47	38
Distribution fees - Class II	15	16	11
Custodian fees	2,006	2,006	2,006
Legal and audit fees	6,053	6,053	6,053
Trustees’ fees and expenses	2,098	2,098	2,098
Registration fees	140	140	140
Report to shareholder fees	1,672	1,671	1,671
NASD Advertising fees	401	401	401
Insurance expense	719	719	719
Other	536	535	536
Total expenses before waiver	13,686	13,686	13,673
Less fees waived/reimbursed by investment adviser	(13,622)	(13,621)	(13,622)
Total net expenses	64	65	51
Net Investment Income	$252	$268	$146

Realized and Unrealized Gain/(Loss) on Investments:
Net change in unrealized appreciation/(depreciation) on investments	251	750	691
Net Realized and Unrealized Gain/(Loss) on Investments	251	750	691

Net Increase/(Decrease) in Net Assets Resulting from Operations	$503	$1,018	$837

Semi-Annual Report | For the Period Ended June 30, 2007(1) (unaudited)

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio

Operations:
Net investment income	$209	$200
Net change in unrealized appreciation/(depreciation) on investments	(263)	(83)
Net increase/(decrease) in net assets resulting from operations	(54)	117

Share Transactions:

Class I
Proceeds from sale of shares	25,000	25,000
Net increase from share transactions	25,000	25,000

Class II
Proceeds from sale of shares	25,504	26,733
Cost of shares redeemed	—	—
Net increase from share transactions	25,504	26,733

Net increase from share transactions	$50,450	$51,850

Net Assets:
Beginning of period	—	—
End of period*	$50,450	$51,850

*Includes undistributed net investment income of:	$209	$200

Other Information:

Class I
Sold	2,500	2,500
Redeemed	—	—
Net increase in shares outstanding	2,500	2,500

Class II
Sold	2,550	2,672
Redeemed	—	—
Net increase in shares outstanding	2,550	2,672

(1) Period from April 30, 2007 (inception date) through June 30, 2007.

See Notes to Financial Statements

statements of changes in net assets

	Balanced ETF Asset Allocation Portfolio	Growth ETF Asset Allocation Portfolio	Aggressive Growth ETF Asset Allocation

Operations:
Net investment income	$252	$268	$146
Net change in unrealized appreciation/(depreciation) on investments	251	750	691
Net increase/(decrease) in net assets resulting from operations	503	1,018	837

Share Transactions:

Class I
Proceeds from sale of shares	25,000	25,000	25,000
Net increase from share transactions	25,000	25,000	25,000

Class II
Proceeds from sale of shares	55,064	65,428	25,000
Cost of shares redeemed	(896)	(23)	—
Net increase from share transactions	54,168	65,405	25,000

Net increase from share transactions	$79,671	$91,423	$50,837

Net Assets:
Beginning of period	—	—	—
End of period*	$79,671	$91,423	$50,837

*Includes undistributed net investment income of:	$252	$268	$146

Other Information:

Class I
Sold	2,500	2,500	2,500
Redeemed	—	—	—
Net increase in shares outstanding	2,500	2,500	2,500

Class II
Sold	5,499	6,526	2,500
Redeemed	(88)	(2)	—
Net increase in shares outstanding	5,411	6,524	2,500

Semi-Annual Report | For the Period Ended June 30, 2007(1) (unaudited)

	Conservative		Income and Growth
	ETF Asset Allocation Portfolio		ETF Asset Allocation Portfolio
	Class I		Class I

Per Common Share Operating Performance
Net asset value -beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income	0.04		0.04
Net realized and unrealized gain/(loss) on investments	(0.05)		(0.01)
Total from investment operations	(0.01)		0.03

Net increase/(decrease) in net asset value	(0.01)		0.03

Net asset value - end of period	$9.99		$10.03

Total Return	(0.10	)%(2)	0.30	%(2)

Ratios and Supplemental Data
Net assets, end of period (000)	$25		$25
Ratios to average net assets:
Total expenses before waivers/reimbursements	162.11	%(3)	159.96	%(3)
Net expenses after waivers/reimbursements	0.48	%(3)	0.48	%(3)
Net investment income	2.63	%(3)	2.49	%(3)
Portfolio turnover rate	0	%(2)	0	%(2)

(1) Period from April 30, 2007 (inception date) through June 30 , 2007.
(2) Not annualized.
(3) Annualized.

See Notes to Financial Statements

financial highlights

	Balanced		Growth		Aggressive Growth
	ETF Asset Allocation Portfolio		ETF Asset Allocation Portfolio		ETF Asset Allocation Portfolio
	Class I		Class I		Class I

Per Common Share Operating Performance
Net asset value -beginning of period	$10.00		$10.00		$10.00
Income from investment operations:
Net investment income	0.04		0.04		0.03
Net realized and unrealized gain/(loss) on investments	0.03		0.09		0.14
Total from investment operations	0.07		0.13		0.17

Net increase/(decrease) in net asset value	0.07		0.13		0.17

Net asset value - end of period	$10.07		$10.13		$10.17

Total Return	0.70	%(2)	1.30	%(2)	1.70	%(2)

Ratios and Supplemental Data
Net assets, end of period (000)	$25		$25		$25
Ratios to average net assets:
Total expenses before waivers/reimbursements	137.28	%(3)	138.44	%(3)	160.93	%(3)
Net expenses after waivers/reimbursements	0.48	%(3)	0.48	%(3)	0.48	%(3)
Net investment income	2.31	%(3)	2.18	%(3)	1.85	%(3)
Portfolio turnover rate	0	%(2)	0	%(2)	0	%(2)

Semi-Annual Report 1 For the Period Ended June 30, 2007(1)(unaudited)

	Conservative		Income and Growth
	ETF Asset Allocation Portfolio		ETF Asset Allocation Portfolio
	Class II		Class II

Per Common Share Operating Performance
Net asset value - beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income	0.04		0.04
Net realized and unrealized gain/(loss) on investments	(0.05)		(0.02)
Total from investment operations	(0.01)		0.02

Net increase/(decrease) in net asset value	(0.01)		0.02

Net asset value - end of period	$9.99		$10.02

Total Return	(0.10	)%(2)	0.20	%(2)

Ratios and Supplemental Data
Net assets, end of period (000)	$25		$27
Ratios to average net assets:
Total expenses before waivers/reimbursements	162.41	%(3)	160.36	%(3)
Net expenses after waivers/reimbursements	0.73	%(3)	0.73	%(3)
Net investment income	2.33	%(3)	2.19	%(3)
Portfolio turnover rate	0	%(2)	0	%(2)

(1) Period from April 30, 2007 (inception date) through June 30, 2007.
(2) Not annualized.
(3) Annualized.

See Notes to Financial Statements

	Balanced		Growth		Aggressive Growth
	ETF Asset Allocation Portfolio		ETF Asset Allocation Portfolio		ETF Asset Allocation Portfolio
	Class II		Class II		Class II

Per Common Share Operating Performance
Net asset value - beginning of period	$ 10.00		$10.00		$10.00
Income from investment operations:
Net investment income	0.03		0.03		0.03
Net realized and unrealized gain/(loss) on investments	0.04		0.10		0.14
Total from investment operations	0.07		0.13		0.17

Net increase/(decrease) in net asset value	0.07		0.13		0.17

Net asset value - end of period	$ 10.07		$10.13		$10.17

Total Return	0.70	%(2)	1.30	%(2)	1.70	%(2)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 54		$66		$25
Ratios to average net assets:
Total expenses before waivers/reimbursements	132.30	%(3)	125.61	%(3)	161.16	%(3)
Net expenses after waivers/reimbursements	0.73	%(3)	0.73	%(3)	0.73	%(3)
Net investment income	2.58	%(3)	2.81	%(3)	1.60	%(3)
Portfolio turnover rate	0	%(2)	0	%(2)	0	%(2)

notes to financial statements

Semi-Annual Report | June 30, 2007 (unaudited)

1. Significant Accounting and Operating Policies |

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity contracts. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price (net asset value) of Portfolio shares is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign Securities: Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, each Portfolio values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.

Income Taxes: It is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies under Subchapter M. As a result, the Portfolios will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies separate accounts.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirement. These requirements are in addition to the diversification requirement imposed on the Portfolios by Subchapter M and the 1940 Act.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets.

Distributions to Shareholders: Each Portfolio currently intends to declare dividends quarterly and pay dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Recent Accounting Pronouncements: Effective January 2, 2007, the Trust adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Trust files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

In September 2006, the FASB issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the Portfolios’ financial statements.

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. The Trust is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Portfolios’ financial statements.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2. Federal Taxes |

As of June 30, 2007, net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

	Conservative	Income & Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Gross appreciation (excess of value over tax cost)	$143	$293
Gross depreciation (excess of tax cost over value)	(406)	(376)
Net unrealized appreciation/(depreciation)	$(263)	$(83)
Cost of investments for income tax purposes	$50,709	$51,907

	Balanced	Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Gross appreciation (excess of value over tax cost)	$657	$1,082
Gross depreciation (excess of tax cost over value)	(406)	(332)
Net unrealized appreciation/(depreciation)	$251	$750
Cost of investments for income tax purposes	$79,345	$90,493

Aggressive Growth ETF Asset
Allocation Portfolio
Gross appreciation (excess of value over tax cost)	$965
Gross depreciation (excess of tax cost over value)	(274)
Net unrealized appreciation/(depreciation)	$691
Cost of investments for income tax purposes	$50,089

3. Investment Transactions |

Purchases and sales of investment securities, other than short-term securities, for the period April 30, 2007 (inception date) to June 30, 2007, were as follows for each Portfolio:

	Conservative	Income & Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Purchases	$46,680	$49,074
Sales	—	—

	Balanced	Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Purchases	$77,648	$90,181
Sales	—	—

Aggressive Growth ETF Asset
Allocation Portfolio
Purchases	$50,012
Sales	—

4. Investment Advisory and Sub-Advisory Agreements |

ALPS Advisers, Inc. (the “Adviser”) acts as the Portfolios’ investment Adviser. The Adviser is a wholly-owned subsidiary of ALPS Holdings, Inc., located in Denver, Colorado, and founded in 1985 as a provider of fund administration and fund distribution services. The Adviser is newly registered with the Securities and Exchange Commission as an investment adviser. Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser is responsible for selecting the sub-adviser to each Portfolio. The Adviser furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), each Portfolio pays the Adviser monthly an annual management fee of 0.45% based on such Portfolio’s average daily net assets. The Adviser is required to pay all fees due to a sub-adviser out of the management fee the Adviser receives from the Portfolios.

Ibbotson Associates, Inc. (the “Sub-Adviser”) serves as the Portfolios’ Sub-Adviser. The Sub-Adviser, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Adviser will be engaged to manage the investments of each Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Sub- Adviser will be responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the purchase, retention and sale of primary underlying funds and money market funds in the portion of each Portfolio’s investment portfolio under its management. The Adviser will pay the Sub-Adviser monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets. This comes out of the annual 0.45% fee paid from the Portfolios to the Adviser monthly and will not be incurred by each Portfolio separate from the Adviser management fee.

5. Other Agreements |

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”) serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The offering of the Portfolio’s shares is continuous.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class II Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that ALPS Advisers, Inc. may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services.

The Class II Distribution Plan permits the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts.

The annual 12b-1 fee rates for each Portfolio and share class are outlined below. These are shown as a percentage of average annual net assets.

	Conservative	Income & Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Balanced	Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

Aggressive Growth ETF Asset
Allocation Portfolio
Class I	0.00%
Class II	0.25%

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Adviser, and the Sub-Adviser (the “Expense Limitation Agreement”), the Adviser and Sub-Adviser agree to waive certain fees they are entitled to receive from the Portfolios (Sub-Adviser’s fees being received via the management fee paid to the Adviser by the Portfolios). Specifically, the Adviser and Sub-Adviser agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that ALPS and/or the Sub-Adviser is entitled to receive. Fees would be waived to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.48% for Class I shares and 0.73% for Class II shares, subject to certain excluded expenses that will be borne by the Portfolios. The Expense Limitation Agreement shall be effective through April 30, 2008.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”) serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Adviser. Under the Transfer Agency and Service Agreement, ALPS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state.

6. Trustees and Officers |

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of June 30, 2007, there were six Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act, (each, an “Independent Trustee”). Effective June 30, 2007, the Funds pay each Independent Trustee a retainer fee in the amount of $4,000 per year, a per meeting fee of $1,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. The interested Trustees receive no compensation from the Portfolios.

other information

Semi-Annual Report | June 30, 2007(unaudited)

Proxy Voting (unaudited) |

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Portfolios for the period ended June 30, 2007, are available without charge, upon request, by contacting your insurance company or plan sponsor and on the Securities and Exchange Commission’s (“Commission”) website at http:// www.sec.gov.

Portfolio Holdings (unaudited) |

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942- 8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Advisory Agreement (unaudited) |

On December 7, 2006, the Board of Trustees of the Financial Investors Variable Insurance Trust (the “Trust”) met in person to, among other things, review and consider the initial approval of the Investment Advisory Agreement and Investment Subadvisory Agreement (“the Advisory Agreements”). In its consideration of the Advisory Agreements, the Trustees, including the non-interested Trustees, considered the nature, quality and scope of services to be provided by ALPS Advisers, Inc. (the “Adviser”) and Ibbotson Associates, Inc. (the “Sub-Adviser”).

Prior to beginning their review of the Advisory Agreements, Trust counsel, who also serves as independent counsel to the Independent Trustees, discussed with the Trustees their fiduciary responsibilities with respect to the initial approval of the Advisory Agreement and enhanced disclosure requirements surrounding contract approvals.

The Board, including the Independent Trustees, considered the nature, extent and quality of the services to be provided by the Adviser. The Board reviewed, among other things, the organizational structure and background information of the Adviser and Sub-Adviser, including the experience of management and experience of the investment team primarily responsible for the day-to-day portfolio management, noting that although the Adviser was a newly-formed entity, many of its employees had significant investment management experience. The Board then reviewed the services to be provided by the Adviser. The Board concluded that such services are of satisfactory quality and that the Adviser and Sub-Adviser were well qualified to perform their responsibilities under the proposed Advisory Agreements.

The Board then reviewed information about fees and expenses of each of the Portfolios and major competitors to the Portfolios with similar ETF Asset Allocation strategies for variable annuity products. The Board observed that the management fees and expenses for each Portfolio were lower or equal to that of other comparable portfolios. The Board also noted that the total expense ratio of each Portfolio was lower than that of other comparable portfolios. The Board next reviewed the Adviser’s and Sub-Adviser’s anticipated profitability, noting that the Adviser and Sub-Adviser each projected that the Portfolios would not initially be profitable. Finally, the Board noted that the Adviser and/or its affiliates would provide fund accounting, transfer agency, administration, legal, tax and compliance services for the Trust free of charge in conjunction with providing advisory services. The Board also noted that the Adviser did not have any other accounts at this time. The Board concluded that the fees and expenses of each Portfolio was fair to each Portfolio and its anticipated shareholders.

The Board noted that since the Portfolios were not yet operational, there was no performance to be reviewed.

The Board discussed economies of scale associated with each Portfolio, and concluded that there were no economies of scale at this time.

The non-interested Trustees, with the assistance of counsel, met in executive session to further review and discuss the information that had been presented relating to the Adviser, the Sub-Advisor, and the Advisory Agreements.

The Board of Trustees of the Fund, with the non-interested Trustees voting separately, unanimously concluded that the investment advisory fee of 0.45% of the Fund’s total assets was fair and reasonable for the Fund and that the approval of the Advisory Agreements is in the best interests of the Fund and its shareholders.

On March 13, 2007, the Board of Trustees of the Trust met in person to, among other things, review, consider, and approve a revised Sub-Advisory Agreement. In its consideration of the Sub-Advisory Agreement, the Trustees, including the non-interested Trustees, considered the purpose of the proposed revision to amend the fee schedule (the “Fee Schedule”) from what was previously approved by the Board at the December 7, 2006 Board meeting.

Trust Counsel reviewed the types of factors that should be considered when approving a change to a Sub-Advisory Agreement, previously discussed at length at the December 7, 2006 Board meeting. The Adviser stated that the original advisory fee arrangement between the Adviser and Sub-Adviser was to equally split 45 basis points, and the Adviser stated that the Sub-Adviser would now receive 15 basis points, and the Adviser would retain 30 basis points.

The Board of Trustees of the Fund, with the non-interested Trustees voting separately, unanimously concluded that the amended Sub-Advisory Agreement was fair and reasonable for the Fund and that the approval of the amended Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.

fund expenses

Semi-Annual Report | June 30, 2007(unaudited)

As a shareholder of the Portfolios, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, 12b-1 fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 30, 2007 (inception date) and held until June 30, 2007.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transaction fees were included, your costs would have been higher.

Disclosure of Fund Expenses

	Beginning Account Value 04/30/07	Ending Account Value 06/30/07	Expense Ratio(a)	Expenses Paid During Period(b) 04/30/07 - 6/30/07
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual Return	$1,000.00	$999.00	0.48%	$0.80
Hypothetical Return	$1,000.00	$1,007.55	0.48%	$0.81
Class II
Actual Return	$1,000.00	$999.00	0.73%	$1.22
Hypothetical Return	$1,000.00	$1,007.14	0.73%	$1.22

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Return	$1,000.00	$1,003.00	0.48%	$0.80
Hypothetical Return	$1,000.00	$1,007.55	0.48%	$0.81
Class II
Actual Return	$1,000.00	$1,002.00	0.73%	$1.22
Hypothetical Return	$1,000.00	$1,007.14	0.73%	$1.22

Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual Return	$1,000.00	$1,007.00	0.48%	$0.80
Hypothetical Return	$1,000.00	$1,007.55	0.48%	$0.81
Class II
Actual Return	$1,000.00	$1,007.00	0.73%	$1.22
Hypothetical Return	$1,000.00	$1,007.14	0.73%	$1.22

	Beginning Account Value 04/30/07	Ending Account Value 06/30/07	Expense Ratio(a)	Expenses Paid During Period(b) 04/30/07 - 6/30/07
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual Return	$1,000.00	$1,013.00	0.48%	$0.81
Hypothetical Return	$1,000.00	$1,007.55	0.48%	$0.81
Class II
Actual Return	$1,000.00	$1,013.00	0.73%	$1.23
Hypothetical Return	$1,000.00	$1,007.14	0.73%	$1.22

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,017.00	0.48%	$0.81
Hypothetical	$1,000.00	$1,007.55	0.48%	$0.81
Class II
Actual	$1,000.00	$1,017.00	0.73%	$1.23
Hypothetical	$1,000.00	$1,007.14	0.73%	$1.22

(a)  Annualized, based on the Fund’s expenses from April 30, 2007 (inception date) through June 30, 2007.

(b)       Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (61), then divided by 365. Note this expense example is typically based on a six month period. As the Portfolios’ period of operations is less than six months as of the date of this report (April 30, 2007 – June 30, 2007) the examples shown are from inception date of the Portfolios through June 30, 2007 (61 days).

A Note on Fees. If you are a Contract owner, you will also incur fees associated with the Contract you purchase, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio’s shares are offered to you.

trustees and officers

Semi-Annual Report | June 30, 2007(unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years.

Independent Trustees

Name, Address, and Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen by Trustee	Other Trusteeships Held By Trustee

Mary K. Anstine (65)	Trustee	Since November 30, 2006	Ms. Anstine is a Trustee of Financial Investors Trust, Reaves Utility Income Fund, and the West core Trust.	5	Ms. Anstine is a Trustee of Financial Investors Trust, Reaves Utility In-come Fund, and the West core Trust.

T. Neil Bathon (45)	Trustee	Since November 30, 2006	Mr. Bathon is currently a Managing Directing of PMR Associates LLC since June 2006. Mr. Bathon was also President of Financial Re- search Corp. from October 1987 to June 2006.	5	None

Robert E. Lee (69)	Trustee	Since November 30, 2006	Mr. Lee is Director of Storage Technology Corporation; ING Financial Services - North America; Meredith Corporation and Emeritus & Executive Director - The Denver Foundation; Mr. Lee is also a Trustee of Financial Investors Trust, and Reaves Utility Income Fund.	5	Mr. Lee is a Trustee of Financial Investors Trust and Reaves Utility Income Fund.

David Swanson (48)	Trustee	Since November 30, 2006	Mr. Swanson is a Principal Owner of Swandog Marketing since February 2006 .Mr. Swanson was also Executive Vice-President of Cala-mos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.	5	None

Interested Trustees

Name, Address, and Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen by Trustee	Other Trusteeships Held By Trustee

Robert W. Alexander (78)	Trustee	Since December 7,2006	Mr. Alexander is a former Vice Chairman of First Interstate Bank of Denver, responsible for Trust, Private Banking, Retail Banking, Cash Management Services and Marketing. Mr. Alexander is also a member of the Board of Trustees of the Hunter and Hughes Trusts as well as Financial Investors Trust and Reaves Utility Income Fund.	5	None

Scott Wentsel (45)	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Port- folio Manager for Ibbot son Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	5	None

Officers

Name, Address, and Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years

Edmund J. Burke (46)	President and Chief Executive Officer	Since November 30, 2006	Mr. Burke is President and Director of ALPS.

Jeffrey T. Pike (39)	Secretary	Since November 30, 2006	Mr. Pike joined ALPS as Associate Counsel in May of 2006. Prior to joining ALPS, Mr. Pike was a paralegal at ING U.S. Financial Services.

Jeremy O. May(36)	Treasurer	Since November 30, 2006	Mr. May is a Managing Director of ALPS.

Bradley J. Swenson (34)	Chief Compliance Officer	Since December 7, 2006.	Mr. Swenson joined ALPS as Chief Compliance Officer in May 2004. Prior to joining ALPS, Mr. Swenson served as the Senior Audit manager at Janus Capital Group.

Intentionally Left Blank

This report must be accompanied or preceeded by a Prospectus.

FIV000131  02/29/08

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accounting Fees and Services.

Not applicable to semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

2

Item 11.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable to semi-annual report.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)  A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	August 24, 2007

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	August 24, 2007

4